Basis of Presentation of the Consolidated Financial Statements - Valuation of noncurrent assets of Telefonica Argentina Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €
Currency [Line Items]
Inflation adjustments	€ (409)	€ (223)
Inflation adjust-ments	(912)	(693)
Deferred tax assets	6,673	6,240	€ 4,884
Revenues	41,315	€ 40,652	€ 39,993
Argentine peso
Currency [Line Items]
Increase (decrease) in equity due to depreciation of euro to major currencies	€ (899)
Variation of closing exchange rate (in percentage)	16.70%	78.80%
Increase intangible and fixed assets	€ 1,279
Brazilian real
Currency [Line Items]
Increase (decrease) in equity due to depreciation of euro to major currencies	€ 2,174	€ (419)
Variation of closing exchange rate (in percentage)	16.90%	(4.10%)
Argentina
Currency [Line Items]
Annual index rate (as a percent)	117.80%	211.40%	95.00%
Exchange rate as of closing date of period (per USD) | $ / €	1,073.18	893.45	189.08
Appreciation due to inflation (in percentage)	0.80
Valuation assumption, revenue growth rate (in percentage)	8.80%
EBITDA margin (as a percent)	20.40%
Long-term capital expenditure (CapEx) ratio (as a percent)	10.90%
After-tax discount rates applied to cash flow projections (as a percent)	17.00%
Before-tax discount rates applied to cash flow projections (as a percent)	25.00%
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Inflation adjustments	€ 436
Inflation adjust-ments	838
Deferred tax assets	446
Net assets	1,175	€ 1,149
Revenues	2,226	1,237
Operating income (loss)	€ 84	€ 199